LEASE COMMITMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Lease expense	$ 0	$ 116,624
Scandium, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease, term of contract description	This new lease agreement commenced on December 1, 2019 and expires in 48 months.
Monthly rent for first year	$ 10,351
Monthly rent for second year	10,687
Monthly rent for third year	11,035
Monthly rent for fourth year	11,393
Security deposits	$ 10,351